Mortgages Payable Mortgage Payable by Property (Details) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
		Mar. 31, 2013	Sep. 30, 2012	Dec. 31, 2014	Dec. 31, 2013
Mortgage Loans on Real Estate [Line Items]
Long-term Debt				$ 76,707,834	$ 57,087,320
Maples on 97th [Member]
Mortgage Loans on Real Estate [Line Items]
Long-term Debt		$ 7,500,000
Long Term Debt, Maturity date at a point in time		Feb. 10, 2016
Woodland Park [Member]
Mortgage Loans on Real Estate [Line Items]
Long Term Debt, Maturity date at a point in time			Aug. 01, 2017
Real Estate [Member]
Mortgage Loans on Real Estate [Line Items]
Long-term Debt				76,707,834	57,087,320
Real Estate [Member] | Arboretum [Member]
Mortgage Loans on Real Estate [Line Items]
Long-term Debt				$ 17,182,764	$ 17,500,000
Date of Debt Borrowing				2011	2011
Long Term Debt, Maturity date at a point in time				Mar. 01, 2017	Mar. 01, 2014
Debt Instrument, Interest Rate, Effective Percentage	[1]			3.75%	5.32%
Real Estate [Member] | Eagle Village [Member]
Mortgage Loans on Real Estate [Line Items]
Long-term Debt				$ 8,224,671	$ 8,828,435
Date of Debt Borrowing				2010	2010
Long Term Debt, Maturity date at a point in time				Sep. 01, 2015	Jun. 01, 2014
Debt Instrument, Interest Rate, Effective Percentage	[1]			4.35%	4.04%
Real Estate [Member] | Glynn Place [Member]
Mortgage Loans on Real Estate [Line Items]
Long-term Debt					$ 1,845,058
Date of Debt Borrowing					2008
Long Term Debt, Maturity date at a point in time					May 01, 2014
Debt Instrument, Interest Rate, Effective Percentage	[1]				2.81%
Real Estate [Member] | Residences at DeCordova [Member]
Mortgage Loans on Real Estate [Line Items]
Long-term Debt				$ 1,881,998	$ 1,948,064
Date of Debt Borrowing				2008	2012
Long Term Debt, Maturity date at a point in time				Jun. 01, 2017	Feb. 01, 2017
Debt Instrument, Interest Rate, Effective Percentage	[1]			4.75%	5.00%
Real Estate [Member] | Residences at Weatherford [Member]
Mortgage Loans on Real Estate [Line Items]
Long-term Debt				$ 6,043,673	$ 6,268,311
Date of Debt Borrowing				2012	2011
Long Term Debt, Maturity date at a point in time				Jun. 01, 2017	Jul. 01, 2015
Debt Instrument, Interest Rate, Effective Percentage	[1]			4.75%	5.90%
Real Estate [Member] | The 50/50 Student Housing--UNL [Member]
Mortgage Loans on Real Estate [Line Items]
Long-term Debt					$ 7,177,438
Date of Debt Borrowing					2013
Long Term Debt, Maturity date at a point in time					Mar. 01, 2020
Debt Instrument, Interest Rate, Effective Percentage	[1]				3.25%
Real Estate [Member] | Maples on 97th [Member]
Mortgage Loans on Real Estate [Line Items]
Long-term Debt				$ 7,500,000	$ 7,500,000
Date of Debt Borrowing				2013	2013
Long Term Debt, Maturity date at a point in time				Feb. 01, 2016	Mar. 01, 2016
Debt Instrument, Interest Rate, Effective Percentage	[1]			3.55%	3.47%
Real Estate [Member] | Woodland Park [Member]
Mortgage Loans on Real Estate [Line Items]
Long-term Debt				$ 6,074,738	$ 6,020,014
Date of Debt Borrowing				2013	2013
Long Term Debt, Maturity date at a point in time				Aug. 01, 2017	Mar. 01, 2014
Debt Instrument, Interest Rate, Effective Percentage	[1]			2.96%	2.97%
Mortgage Loans on Real Estate [Member] | Real Estate [Member] | The 50/50 Student Housing--UNL [Member]
Mortgage Loans on Real Estate [Line Items]
Long-term Debt				$ 25,500,000
Date of Debt Borrowing				2013
Long Term Debt, Maturity date at a point in time				Mar. 01, 2020
Debt Instrument, Interest Rate, Effective Percentage	[1]			3.25%
Tax Increment Financing [Member] | The 50/50 Student Housing--UNL [Member]
Mortgage Loans on Real Estate [Line Items]
Long-term Debt				$ 4,300,000
Long Term Debt, Maturity date at a point in time				Jan. 01, 2019
Tax Increment Financing [Member] | Real Estate [Member] | The 50/50 Student Housing--UNL [Member]
Mortgage Loans on Real Estate [Line Items]
Long-term Debt				$ 4,299,990
Date of Debt Borrowing				2014
Long Term Debt, Maturity date at a point in time				Dec. 01, 2019
Debt Instrument, Interest Rate, Effective Percentage	[1]			4.65%

[1]	Represents the average effective interest rate, including fees, for the years ended December 31, 2014 and 2013 and excludes the effect of interest rate caps (Note 15).